Loans Receivable (Impaired Loans by Class) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Impaired [Line Items]
Impaired loans subject to specific valuation allowances	$ 1,492	$ 998
Impaired Loans with Specific Allowance, Related Allowance	48	379
Impaired Loans with No Specific Allowance, Recorded Investment	9,939	6,593
Total Impaired Loans, Recorded Investment	11,431	7,591
Total Impaired Loans, Unpaid Principal Balance	11,350	7,619
Real Estate: [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans subject to specific valuation allowances	1,492	925
Impaired Loans with Specific Allowance, Related Allowance	48	330
Impaired Loans with No Specific Allowance, Recorded Investment	9,924	6,588
Total Impaired Loans, Recorded Investment	11,416	7,513
Total Impaired Loans, Unpaid Principal Balance	11,335	7,541
One-to-four-family [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans subject to specific valuation allowances	1,384	925
Impaired Loans with Specific Allowance, Related Allowance	41	330
Impaired Loans with No Specific Allowance, Recorded Investment	9,413	5,916
Total Impaired Loans, Recorded Investment	10,797	6,841
Total Impaired Loans, Unpaid Principal Balance	10,730	6,881
Home equity and second mortgages [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans subject to specific valuation allowances	108
Impaired Loans with Specific Allowance, Related Allowance	7
Impaired Loans with No Specific Allowance, Recorded Investment	511	672
Total Impaired Loans, Recorded Investment	619	672
Total Impaired Loans, Unpaid Principal Balance	605	660
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans subject to specific valuation allowances		73
Impaired Loans with Specific Allowance, Related Allowance		49
Impaired Loans with No Specific Allowance, Recorded Investment	15
Total Impaired Loans, Recorded Investment	15	73
Total Impaired Loans, Unpaid Principal Balance	15	73
Consumer [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Specific Allowance, Recorded Investment		5
Total Impaired Loans, Recorded Investment		5
Total Impaired Loans, Unpaid Principal Balance		$ 5